Financial Risk Management (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of nature and extent of risks arising from financial instruments [abstract]
Derivative financial instruments

	As at 31 December
	2020	2021
	RMB’000	RMB’000
Current derivative financial instrument assets
Commodity swaps contracts applied hedge accounting	—	48,614
Commodity swaps contracts at fair value through profit or loss	—	32,791

Total derivative financial assets	—	81,405

Current derivative financial instrument liabilities
Commodity swaps contracts at fair value through profit or loss	—	(23,804)

Total derivative financial liabilities	—	(23,804)

Reconciliation of hedging reserve in respect of commodity price risk and effectiveness of hedging relationships

RMB’000
Balance at 1 January 2021	—
Effective portion of the cash flow hedge recognized in other comprehensive income	165,576
Amounts reclassified to profit or loss	1,303
Reclassified to the cost of inventory	(88,699)
Related tax	(41,720)

Balance at 31 December 2021	36,460

Reconciliation of hedging reserves in statement of profit or loss

	2020	2021
	RMB’000	RMB’000
Net gains on commodity swaps contracts not qualifying as hedges included in other gains - net	—	18,997
Net losses on foreign exchange option contracts not qualifying as hedges included in other gains - net	(376)	(151)

Total	(376)	18,846

The aggregate net foreign exchange gains/(losses) recognized in the income statement
The aggregate net foreign exchange (losses) / gains recognized in the statement of profit or loss were:

	2020	2021
	RMB’000	RMB’000
Net foreign exchange gains/(losses) included in other gains – net (note 8)	12,248	(1,861)
Net foreign exchange (losses) included in finance income (note 9)	(5,514)	—

Total net foreign exchange recognized in profit before taxation	6,734	(1,861)

Net reversal of impairment losses on financial assets recognized in income statement

	2020	2021
	RMB’000	RMB’000
Impairment losses
- provision in loss allowance for trade receivables	(634)	(1,354)
- provision in loss allowance for other receivables	—	(1)
Recoveries on previously written off receivables (note)	121,550	—

Reversal/(Provision) of impairment losses on financial assets	120,916	(1,355)

Maturity analysis for financial liabilities

	As at 31 December 2020
	Contractual maturities of financial liabilities
	Less than 1 year	Between 1 and 2 years	Between 2 and 5 years	Over 5 years	Total
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
Non-derivatives
Borrowings	1,558,702	—	—	—	1,558,702
Short-term bonds	3,023,614	—	—	—	3,023,614
Lease liabilities	9,373	2,136	1,090	103	12,702
Bills payables	26,196	—	—	—	26,196
Trade payables	1,294,138	—	—	—	1,294,138
Other payables	1,498,503	—	—	—	1,498,503
Amounts due to related parties	3,655,724	—	—	—	3,655,724

	11,066,250	2,136	1,090	103	11,069,579

Derivatives
Derivative financial liabilities	—	—	—	—	—

	As at 31 December 2021
	Contractual maturities of financial liabilities
	Less than 1 year	Between 1 and 2 years	Between 2 and 5 years	Over 5 years	Total
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
Non-derivatives
Borrowings	1,578,817	7,665	704,914	—	2,291,396
Lease liabilities	3,814	730	814	—	5,358
Bills payables	562,593	—	—	—	562,593
Trade payables	1,527,706	—	—	—	1,527,706
Other payables	1,003,860	—	—	—	1,003,860
Amounts due to related parties excluded non-financial liabilities	4,910,255	—	—	—	4,910,255

	9,587,045	8,395	705,728	—	10,301,168

Derivatives
Derivative financial liabilities	23,804	—	—	—	23,804

Recurring fair value measurements

			As at 31 December 2020
			Level 1	Level 2	Level 3	Total
	Note		RMB’000	RMB’000	RMB’000	RMB’000
Recurring fair value measurements
Financial assets
Financial assets at fair value through other comprehensive income
- Trade and bills receivable	25		—	1,217,114	—	1,217,114
-Equity investments	25		—	—	5,000	5,000

			—	1,217,114	5,000	1,222,114

			As at 31 December 2021
			Level 1	Level 2	Level 3	Total
	Note		RMB’000	RMB’000	RMB’000	RMB’000
Recurring fair value measurements
Financial assets
Financial assets measured at fair value through profit or loss
- Commodity swaps contracts	3.1	(a)	—	32,791	—	32,791
Financial assets measured at fair value through other comprehensive income
- Trade and bills receivable	25		—	1,072,690	—	1,072,690
- Equity investments	25		—	—	5,000	5,000
- Commodity swaps contracts	3.1	(a)	—	48,614	—	48,614

			—	1,154,095	5,000	1,159,095

Financial liabilities
Financial liabilities measured at fair value through profit or loss
- Commodity swaps contracts	3.1	(a)	—	23,804	—	23,804

			—	23,804	—	23,804

Amounts due to related parties – measured at fair value through profit or loss (FVPL)	28		—	1,388,286	—	1,388,286

Changes in level 3 items

	Equity investments RMB’000	Structured deposits RMB’000	Total RMB’000
As at 31 December 2019	5,000	3,318,407	3,323,407

Acquisitions	—	7,600,000	7,600,000
Disposals	—	(10,900,000)	(10,900,000)
Fair value change	—	(18,407)	(18,407)

As at 31 December 2020	5,000	—	5,000

Acquisitions	—	8,150,000	8,150,000
Disposals	—	(8,150,000)	(8,150,000)

As at 31 December 2021	5,000	—	5,000

Schedule Of Interest Rate Financial Instruments

	2020	2021
	RMB’000	RMB’000
Fixed rate:

Cash and cash equivalents	1,501,330	—
Time deposits with maturity less than one year	4,000,000	7,350,000
Time deposits with maturity more than one year	7,000,000	5,500,000
Borrowings	(1,548,000)	(1,500,000)
Short-term bonds	(3,000,000)	—
Lease liabilities	(12,473)	(4,613)

	7,940,857	11,345,387

Variable rate:

Cash and cash equivalents	5,415,078	5,112,010
Borrowings	—	(759,800)

	5,415,078	4,352,210